Business Combinations - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended
	Feb. 15, 2013 Clinical Trial Services	Dec. 31, 2013 Clinical Trial Services	Oct. 30, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services	Dec. 31, 2013 Clinical Trial Services Maximum	May 07, 2014 Aptiv Solutions	May 07, 2014 Aptiv Solutions
Business Acquisition [Line Items]
Percentage of common stock acquired							100.00%
Cash consideration	$ 51,897,000					$ 143,500,000
Adjustments to cash consideration		(3,750,000)				22,399,000
Additional consideration					3,750,000
Working capital adjustment			$ 199,000	$ 199,000